Prudential Day One 2050 Fund
Schedule of Investments (unaudited) as of April 30, 2023
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	36,622	$320,813
PGIM Global Real Estate Fund (Class R6)	54,740	1,009,954
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	76,768	941,176
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	116,194	805,223
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	147,991	1,540,583
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	316,970	4,145,962
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	279,062	4,752,434
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	175,619	1,642,041
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	200,751	3,135,732
PGIM TIPS Fund (Class R6)	36,471	319,125
PGIM Total Return Bond Fund (Class R6)	119,834	1,441,607

Total Long-Term Investments (cost $18,050,452)		20,054,650

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $41,605)	41,605	41,605

TOTAL INVESTMENTS 100.1% (cost $18,092,057)(wd)		20,096,255
Liabilities in excess of other assets (0.1)%		(25,526)

Net Assets 100.0%		$20,070,729

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds